UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Re- measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained deficit	Non-controlling interests
Beginning balance at Dec. 31, 2020	€ (101)	€ (115)	€ 3	€ 420	€ (192)	€ 9	€ (13)	€ 68	€ (410)	€ 14
Net income	156	153							153	3
Other comprehensive income / (loss)	84	83			78	(6)	11			1
Total comprehensive income	240	236			78	(6)	11		153	4
Share-based compensation	7	7						7
Transactions with non-controlling interests	(2)									(2)
Ending balance at Jun. 30, 2021	144	128	3	420	(114)	3	(2)	75	(257)	16
Beginning balance at Dec. 31, 2020	(101)	(115)	3	420	(192)	9	(13)	68	(410)	14
Net income	262	257							257	5
Other comprehensive income / (loss)	119	117			98	(13)	32			2
Total comprehensive income	381	374			98	(13)	32		257	7
Share-based compensation	15	15						15
Transactions with non-controlling interests	(4)									(4)
Ending balance at Dec. 31, 2021	291	274	3	420	(94)	(4)	19	83	(153)	17
Net income	147	143							143	4
Other comprehensive income / (loss)	156	156			125	(11)	42			0
Total comprehensive income	303	299			125	(11)	42		143	4
Share-based compensation	9	9						9
Transactions with non-controlling interests	0									0
Ending balance at Jun. 30, 2022	€ 603	€ 582	€ 3	€ 420	€ 31	€ (15)	€ 61	€ 92	€ (10)	€ 21